UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  028-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

   /s/ Thomas J Curran     Albany, NY     May 05, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $128,663 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      279     5690 SH       SOLE                     5690        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101      220     4010 SH       SOLE                     4010        0        0
AMAZON COM INC                 COM              023135106     5774    32053 SH       SOLE                    26681        0     5372
APPLE INC                      COM              037833100     5625    16139 SH       SOLE                    13455        0     2684
AT&T INC                       COM              00206r102      205     6682 SH       SOLE                     6682        0        0
BAXTER INTL INC                COM              071813109      212     3942 SH       SOLE                     3942        0        0
BECTON DICKINSON & CO          COM              075887109     4709    59145 SH       SOLE                    50715        0     8430
BHP BILLITON LTD               SPONSORED ADR    088606108      275     2873 SH       SOLE                     2873        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     5701    76903 SH       SOLE                    64453        0    12450
CELGENE CORP                   COM              151020104     4413    76655 SH       SOLE                    65270        0    11385
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     7494    92070 SH       SOLE                    76595        0    15475
COLGATE PALMOLIVE CO           COM              194162103     4611    57098 SH       SOLE                    49553        0     7545
EMERSON ELEC CO                COM              291011104      222     3791 SH       SOLE                     3791        0        0
EXXON MOBIL CORP               COM              30231g102     1364    16211 SH       SOLE                     4820        0    11391
FACTSET RESH SYS INC           COM              303075105      208     1990 SH       SOLE                     1990        0        0
GOOGLE INC                     CL A             38259p508     5488     9353 SH       SOLE                     7703        0     1650
HARRIS CORP DEL                COM              413875105      239     4821 SH       SOLE                     4821        0        0
ISHARES TR                     S&P500 GRW       464287309     3530    51370 SH       SOLE                    50620        0      750
ISHARES TR                     RUSL 3000 GROW   464287671      307     6175 SH       SOLE                     6175        0        0
ISHARES TR                     DJ US INDUSTRL   464287754      229     3220 SH       SOLE                     3220        0        0
JOHNSON & JOHNSON              COM              478160104      201     3393 SH       SOLE                     3393        0        0
JOHNSON CTLS INC               COM              478366107      230     5524 SH       SOLE                     5524        0        0
MASTERCARD INC                 CL A             57636q104     4783    19002 SH       SOLE                    16206        0     2796
MEDTRONIC INC                  COM              585055106      203     5162 SH       SOLE                     5162        0        0
NOVO-NORDISK A S               ADR              670100205     7472    59664 SH       SOLE                    49389        0    10275
ORACLE CORP                    COM              68389x105     6641   198638 SH       SOLE                   164714        0    33924
PEPSICO INC                    COM              713448108     4913    76276 SH       SOLE                    63361        0    12915
POTASH CORP SASK INC           COM              73755l107     4267    72408 SH       SOLE                    57429        0    14979
PRAXAIR INC                    COM              74005p104     5866    57732 SH       SOLE                    47527        0    10205
PRICELINE COM INC              COM NEW          741503403     8172    16137 SH       SOLE                    13679        0     2458
SASOL LTD                      SPONSORED ADR    803866300      238     4109 SH       SOLE                     4109        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605    12507   763095 SH       SOLE                   627415        0   135680
SHERWIN WILLIAMS CO            COM              824348106      212     2525 SH       SOLE                     2525        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103     4002    30181 SH       SOLE                    30181        0        0
STRYKER CORP                   COM              863667101     5731    94262 SH       SOLE                    80147        0    14115
SUNCOR ENERGY INC NEW          COM              867224107     7011   156349 SH       SOLE                   127919        0    28430
UNITED TECHNOLOGIES CORP       COM              913017109      242     2860 SH       SOLE                     2860        0        0
WAL MART STORES INC            COM              931142103     4228    81238 SH       SOLE                    69088        0    12150
WESTPAC BKG CORP               SPONSORED ADR    961214301      213     1705 SH       SOLE                     1705        0        0
ZIMMER HLDGS INC               COM              98956p102      426     7037 SH       SOLE                       37        0     7000